1
The Gabelli Global Mini Mites Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 85.6%
Aerospace and Defense  — 2.0%
300 Astronics Corp.† ...................................... $ 4,758
400 Astronics Corp., Cl. B† ............................. 6,300
11,000 Avio SpA† ................................................ 94,434
1,000 CPI Aerostructures Inc.† ........................... 3,340
4,000 Innovative Solutions and Support Inc.† ..... 30,400
5,500 Terran Orbital Corp.† ................................ 4,578
3,500 Triumph Group Inc.† ................................ 26,810
170,620
Agriculture  — 1.4%
4,200 Limoneira Co. ........................................... 64,344
50,000 S&W Seed Co.† ....................................... 56,000
120,344
Automotive  — 2.0%
8,000 Blue Bird Corp.† ....................................... 170,800
Automotive: Parts and Accessories  — 3.2%
12,500 Garrett Motion Inc.† ................................. 98,500
1,000 Motorcar Parts of America Inc.† ............... 8,090
700 Smart Eye AB† ......................................... 3,109
7,200 Strattec Security Corp.† ............................ 166,320
276,019
Broadcasting  — 3.4%
17,200 Beasley Broadcast Group Inc., Cl. A† ........ 14,986
46,000 Corus Entertainment Inc., Cl. B ................. 34,883
3,500 Cumulus Media Inc., Cl. A† ....................... 17,815
26,000 Townsquare Media Inc., Cl. A .................... 226,720
294,404
Building and Construction  — 3.1%
60,000 Armstrong Flooring Inc.† .......................... 900
15,000 Gencor Industries Inc.† ............................ 211,950
1,925 Neinor Homes SA† ................................... 19,192
200 The Monarch Cement Co. ......................... 30,750
262,792
Business Services  — 2.8%
4,500 AssetCo plc .............................................. 2,086
20,000 B Intressenter AB† ................................... 366
600 Boston Omaha Corp., Cl. A† ..................... 9,834
30,333 Diebold Nixdorf Inc.† ................................ 0
5,400 Du-Art Film Laboratories Inc.†(a) .............. 51,624
600 Du-Art Film Laboratories Inc.†(a) .............. 5,736
4,000 Ework Group AB ....................................... 40,346
6,000 Marin Software Inc.† ................................ 2,550
4,000 MIND Technology Inc.† ............................ 2,036
7,500 Steel Connect Inc.† .................................. 80,250
1,500 Team Inc.† ............................................... 10,425
80,002 Trans-Lux Corp.† ...................................... 36,001
241,254
Shares
Market
Value
Computer Software and Services  — 1.7%
15,000 Alithya Group Inc., Cl. A† .......................... $ 22,650
900 Asetek A/S† ............................................. 644
10,000 Daktronics Inc.† ....................................... 89,200
6,000 NextNav Inc.† ........................................... 30,840
101 Otonomo Technologies Ltd.† .................... 408
70,000 Pacific Online Ltd. .................................... 4,291
148,033
Consumer Products  — 5.9%
11,000 American Outdoor Brands Inc.† ................ 107,580
4,000 Aspen Group Inc.† ................................... 720
1,200 CompX International Inc. .......................... 22,308
30,000 Glatfelter Corp.† ....................................... 60,000
430,000 Goodbaby International Holdings Ltd.† ..... 25,533
3,724 HG Holdings Inc.† .................................... 24,206
6,600 Lifecore Biomedical Inc.† ......................... 49,797
10,000 Lifetime Brands Inc. ................................. 56,300
2,100 Marine Products Corp. .............................. 29,841
4,000 Nobility Homes Inc. .................................. 119,460
100 Oil-Dri Corp. of America ............................ 6,175
71,000 Playmates Holdings Ltd. ........................... 5,349
507,269
Consumer Services  — 0.1%
22,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 10,758
Diversified Industrial  — 16.7%
12,000 Advanced Emissions Solutions Inc.† ......... 21,360
100,000 Ampco-Pittsburgh Corp.† ......................... 263,000
9,500 Ascent Industries Co.† .............................. 84,265
15,500 Commercial Vehicle Group Inc.† ............... 120,280
500 Core Molding Technologies Inc.† .............. 14,245
31,000 Fluence Corp. Ltd.† .................................. 3,488
9,900 Graham Corp.† ......................................... 164,340
28,000 INNOVATE Corp.† ..................................... 45,360
40,000 Intevac Inc.† ............................................ 124,400
8,300 Myers Industries Inc. ................................ 148,819
12,500 Park-Ohio Holdings Corp. ......................... 248,875
3,000 Perma-Fix Environmental Services Inc.† ... 31,350
2,013 Servotronics Inc.† .................................... 22,163
28,000 Tredegar Corp. ......................................... 151,480
1,443,425
Electronics  — 0.1%
200 Bel Fuse Inc., Cl. B ................................... 9,544
Energy and Utilities  — 3.2%
3,500 Capstone Green Energy Corp.† ................. 2,482
600 Consolidated Water Co. Ltd. ...................... 17,064
4,300 Dril-Quip Inc.† .......................................... 121,131
7,500 RGC Resources Inc. ................................. 129,750
270,427

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment  — 2.8%
30,000 Entravision Communications Corp., Cl. A .. $ 109,500
1,200 GameSquare Holdings Inc.† ..................... 2,571
1,300 GAN Ltd.† ................................................ 1,508
5,000 Inspired Entertainment Inc.† ..................... 59,800
12,000 Reading International Inc., Cl. A† .............. 25,440
5,500 Reservoir Media Inc.† ............................... 33,550
10,000 Sportech plc ............................................. 8,748
241,117
Equipment and Supplies  — 10.2%
73,500 Applied Optoelectronics Inc.† ................... 806,295
4,000 Ilika plc† .................................................. 1,537
4,107 The Eastern Co. ........................................ 74,542
882,374
Financial Services  — 2.4%
1,000 FNCB Bancorp Inc. ................................... 5,950
65,000 GAM Holding AG† .................................... 32,133
3,800 Steel Partners Holdings LP† ..................... 161,576
4,000 Tiny Ltd.† ................................................. 9,807
209,466
Food and Beverage  — 3.9%
4,400 Corby Spirit and Wine Ltd., Cl. A ............... 46,810
32,000 Farmer Brothers Co.† ............................... 82,560
500 Hotel Chocolat Group plc† ........................ 784
7,700 Lifeway Foods Inc.† .................................. 79,618
1,800 Nathan's Famous Inc. ............................... 127,188
336,960
Health Care  — 2.3%
28,200 Accuray Inc.† ........................................... 76,704
40,000 Achaogen Inc.†(a) .................................... 0
5,000 Axogen Inc.† ............................................ 25,000
20,000 Clovis Oncology Inc.† ............................... 0
1,700 Cutera Inc.† ............................................. 10,234
400 Daxor Corp.† ............................................ 3,604
200 Dialogue Health Technologies Inc.† ........... 756
1,500 Electromed Inc.† ...................................... 15,585
6,000 Neuronetics Inc.† ..................................... 8,100
2,900 Oncimmune Holdings plc† ........................ 566
1,600 Option Care Health Inc.† ........................... 51,760
1,300 Tristel plc ................................................. 7,058
199,367
Hotels and Gaming  — 2.7%
3,800 Canterbury Park Holding Corp. ................. 76,874
10,000 Full House Resorts Inc.† ........................... 42,700
7,000 Genius Sports Ltd.† .................................. 37,310
5,000 The Marcus Corp. ..................................... 77,500
234,384
Machinery  — 10.1%
6,000 CFT SpA†(a) ............................................. 29,180
Shares
Market
Value
1,500 CIRCOR International Inc.† ....................... $ 83,625
22,200 L.B. Foster Co., Cl. A† ............................... 419,802
12,500 The L.S. Starrett Co., Cl. A† ...................... 134,375
15,043 Twin Disc Inc.† ......................................... 206,390
873,372
Metals and Mining  — 0.7%
20,000 Sierra Metals Inc.† ................................... 5,776
40,000 Western Copper & Gold Corp.† ................. 54,600
60,376
Publishing  — 0.0%
600 DallasNews Corp. ..................................... 2,760
Real Estate  — 0.8%
56,000 Corem Property Group AB, Cl. B ............... 31,036
2,500 Gyrodyne LLC† ........................................ 26,000
23,500 Trinity Place Holdings Inc.† ...................... 8,577
65,613
Retail  — 2.4%
3,300 Bassett Furniture Industries Inc. ............... 48,345
6,700 Village Super Market Inc., Cl. A ................. 151,688
5,000 Vroom Inc.† ............................................. 5,600
205,633
Specialty Chemicals  — 1.6%
7,500 American Vanguard Corp. ......................... 81,975
9,000 Treatt plc .................................................. 55,673
137,648
Telecommunications  — 0.0%
700 Bittium Oyj ............................................... 2,742
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 7,385,508
RIGHTS  — 0.0%
Health Care  — 0.0%
16,000 Epizyme Inc., CVR† .................................. 320
30,000 Paratek Pharmaceuticals Inc., CVR† .......... 600
920
TOTAL RIGHTS ............................... 920
WARRANTS  — 0.2%
Business Services  — 0.0%
4 Internap Corp., expire 05/08/24†(a) .......... 2,608
Diversified Industrial  — 0.2%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 14,080
Energy and Utilities  — 0.0%
693 Weatherford International plc, expire
12/13/23† ............................................. 1,663
TOTAL WARRANTS .......................... 18,351

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 14.2%
$ 1,235,000 U.S. Treasury Bills,
5.304% to 5.387%††,
10/12/23 to 12/07/23 ............................ $ 1,227,332
TOTAL INVESTMENTS — 100.0%
(Cost $8,589,747) ................................. $ 8,632,111
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 91.9% $ 7,936,170
Europe .............................. 5.4 465,852
Canada .............................. 2.1 177,852
Asia/Pacific ......................... 0.4 35,173
Latin America ....................... 0.2 17,064
100.0% $ 8,632,111